Supplemental Cash Flow Information (Non-Cash Investing Activities) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Supplemental Cash Flow Information [Abstract]
Retirement of fully depreciated assets	$ 55,427	$ 77,249	$ 60,175